ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2014	2015
	US$	US$
Salaries and social welfare payables	9,192	8,428
Taxes payables except for income taxes	4,857	1,728
Rental payables	732	378
Accrued legal and professional expenses	3,166	3,048
Accrued traveling and entertainment expenses	631	949
Accrued office related expense	2,974	3,023
Accrued interests payable in connection with convertible debts	1,466	3,231
Loan from the third parties	10,140	2,012
Others	2,081	1,864
Total	35,239	24,661